Employee Information - Summary of Number of Employees by Gender and Age (Detail) - Employees	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information About Employees [line items]
Number of employees	95,359	100,735
Percentage of employees	100.00%
Women [member]
Disclosure of Information About Employees [line items]
Percentage of employees	23.00%
Men [member]
Disclosure of Information About Employees [line items]
Percentage of employees	77.00%
Under 25 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	3.00%
Under 25 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,190
Under 25 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	1,961
25-35 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	36.00%
25-35 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	9,294
25-35 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	25,284
Between 36 to 45 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	32.00%
Between 36 to 45 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	6,292
Between 36 to 45 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	24,276
46-55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	22.00%
46-55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	4,168
46-55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	16,366
Over 55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	7.00%
Over 55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,426
Over 55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	5,102